Restructuring Costs - Summary of Changes in Restructuring Reserve (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			$ 22.2	$ 25.8	$ 25.8	$ 28.3	$ 15.6
Expense	$ 71.7	$ 4.0	73.0	9.4	20.7	46.2	41.6
Paid/Utilized			(17.9)	(17.1)	(24.3)	(48.7)	(28.9)
Restructuring reserve, ending balance	77.3	18.1	77.3	18.1	22.2	25.8	28.3
Severance and benefits
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			21.6	24.6	24.6	20.1	14.8
Expense			70.7	8.3	18.6	33.2	30.0
Paid/Utilized			(15.6)	(15.8)	(21.6)	(28.7)	(24.7)
Restructuring reserve, ending balance	76.7	17.1	76.7	17.1	21.6	24.6	20.1
Plant closing and other
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance			0.6	1.2	1.2	5.9	0.2
Expense			2.3	1.1	0.7	10.5	8.1
Paid/Utilized			(2.3)	(1.3)	(1.3)	(15.2)	(2.4)
Restructuring reserve, ending balance	$ 0.6	$ 1.0	$ 0.6	$ 1.0	$ 0.6	$ 1.2	$ 5.9